Operating Segment Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating Segment Information
4	Operating segment information

(a)	CODM, office of the General Manager, reviews the Group’s internal reporting in order to assess performance and allocate resources.
The Group has one reportable operating segment, reported as “airline transportation operations”, which comprises the provision of passenger, cargo, mail delivery and ground service.
Other services including primarily tour operations, air catering and other miscellaneous services are not included within the airline transportation operations segment, as their internal reports are separately provided to the CODM. The results of these operations are included in the “other segments” column.
Inter-segment transactions are entered into under normal commercial terms and conditions that would be available to unrelated third parties.
In accordance with IFRS 8, segment disclosure has been presented in a manner that is consistent with the information used by the Group’s CODM. The Group’s CODM monitors the results, assets and liabilities attributable to each reportable segment based on financial results prepared under the PRC Accounting Standards for Business Enterprises (the “PRC Accounting Standards”), which differ from IFRSs in certain aspects. The amount of each material reconciling item from the Group’s reportable segment revenues and profit/(loss) before income tax, arising from different accounting policies is set out in Note 4(c) below.
The segment results for the year ended December 31, 2021 were as follows:

	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	66,812	315	—	—	67,127
Inter-segment sales	—	1,006	(1,006)	—	—

Reportable segment revenue	66,812	1,321	(1,006)	—	67,127

Reportable segment loss before income tax	(17,889)	374	—	2	(17,513)

Other segment information
Depreciation and amortisation	22,441	277	—	—	22,718
Impairment charges/impairment losses on financial assets, net	48	2	—	—	50
Interest income	354	—	(15)	—	339
Interest expenses	5,811	16	(15)	—	5,812
Capital expenditure	30,846	169	—	—	31,015

(a)	CODM, office of the General Manager, reviews the Group’s internal reporting in order to assess performance and allocate resources. (Continued)
The segment results for year ended December 31, 2020 were as follows:

	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	58,337	302	—	—	58,639
Inter-segment sales	—	1,499	(1,499)	—	—

Reportable segment revenue	58,337	1,801	(1,499)	—	58,639

Reportable segment loss before income tax	(17,062)	684	—	(103)	(16,481)

Other segment information
Depreciation and amortisation	21,965	283	—	—	22,248
Impairment charges/impairment losses on financial assets, net	215	1	—	—	216
Interest income	178	1	(13)	—	166
Interest expenses	5,212	15	(13)	—	5,214
Capital expenditure	17,778	639	—	—	18,417

The segment results for year ended December 31, 2019 were as follows:
	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	119,240	1,620	—	—	120,860
Inter-segment sales	—	2,052	(2,052)	—	—

Reportable segment revenue	119,240	3,672	(2,052)	—	120,860

Reportable segment profit before income tax	2,745	1,164	—	393	4,302

Other segment information
Depreciation and amortisation	21,816	261	—	—	22,077
Impairment charges/impairment losses on financial assets, net	20	—	—	—	20
Interest income	108	1	(13)	—	96
Interest expenses	5,152	30	(13)	—	5,169
Capital expenditure	42,853	303	—	—	43,156

(a)	CODM, office of the General Manager, reviews the Group’s internal reporting in order to assess performance and allocate resources. (Continued)
The segment assets and liabilities as at December 31, 2021 and December 31, 2020 were as follows:

	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2021
Reportable segment assets	280,976	4,376	(1,606)	2,802	286,548
Reportable segment liabilities	230,799	2,398	(1,606)	47	231,638
At December 31, 2020
Reportable segment assets	275,028	5,510	(1,736)	3,606	282,408
Reportable segment liabilities	224,862	2,228	(1,736)	142	225,496

*
Unallocated assets primarily represent investments in associates and joint ventures, derivative financial instruments, financial asset at fair value through profit or loss and equity instruments designated at fair value through other comprehensive income. Unallocated results primarily represent the share of results of associates and joint ventures, fair value changes of financial asset at fair value through profit or loss and dividend income relating to equity investments at fair value through profit or loss.

(b)	The Group’s business operates in three main geographical areas, even though they are managed on a worldwide basis.
The Group’s revenues by geographical area are analysed based on the following criteria:

(1)
Traffic revenue from services within Mainland China (the PRC excluding the Hong Kong Special Administrative Region (“Hong Kong”), Macau Special Administrative Region (“Macau”) and Taiwan, collectively known as “Regional”) is classified as domestic operations. Traffic revenue from inbound and outbound services between overseas markets excluding Regional is classified as international operations

(2)	Revenue from ticket handling services, ground services and other miscellaneous services are classified on the basis of where the services are performed

	2021	2020	2019
	RMB million	RMB million	RMB million
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	56,133	45,479	80,058
International	10,553	12,759	37,082
Regional (Hong Kong, Macau and Taiwan)	441	489	3,846

	67,127	58,727	120,986

(3)
The major revenue-earning assets of the Group are its aircraft, all of which are registered in the PRC. Since the Group’s aircraft are deployed flexibly across its route network, there is no suitable basis of allocating such assets and the related liabilities by geographic area and hence segment non-current
assets and capital expenditure by geographic area are not presented. Except the aircraft, most non-current
assets (except financial instruments) are registered and located in the PRC.

(c)	Reconciliation of reportable segment revenues, (loss)/profit and assets to the consolidated figures as reported in the consolidated financial statements:

			Year ended December 31,
			2021	2020	2019
	Note		RMB million	RMB million	RMB million
Revenue
Reportable segment revenue			67,127	58,639	120,860
— Reclassification of taxes relating to the expired tickets	(i	)	—	88	126

Consolidated revenue			67,127	58,727	120,986

			Year ended December 31,
			2021	2020	2019
	Note		RMB million	RMB million	RMB million
(Loss)/profit before income tax
Reportable segment (loss)/profit			(17,513)	(16,481)	4,302
— Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii	)	—	(7)	(3)

Consolidated (loss)/profit before income tax			(17,513)	(16,488)	4,299

			As at December 31,
			2021	2020
	Note		RMB million	RMB million
Assets
Reportable segment assets			286,548	282,408
— Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii	)	—	—
— Difference in intangible asset arising from the acquisition of Shanghai Airlines	(iii	)	2,242	2,242

Consolidated assets			288,790	284,650

(c)	Reconciliation of reportable segment revenues, profit, assets and liabilities to the consolidated figures as reported in the consolidated financial statements: (Continued)
Notes:
(i) The difference represents the different classification of sales related taxes under the PRC Accounting Standards and IFRSs.
(ii) The difference is attributable to the differences in the useful lives and residual values of aircraft and engines adopted for depreciation purposes in prior years under the PRC Accounting Standards and IFRSs. Despite the depreciation policies of these assets which have been unified under IFRSs and the PRC Accounting Standards in recent years, the changes were applied prospectively as changes in accounting estimates which result in the differences in the carrying amounts and related depreciation charges under IFRSs and the PRC Accounting Standards.
(iii) The difference represents the different measurement of the fair value of acquisition cost of the shares from Shanghai Airlines between the PRC Accounting standards and IFRSs, which results in the different measurement of goodwill.